Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

September 10, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

The Phoenix Edge Series Fund
(Phoenix Multi-Sector Fixed Income Series)
CIK 0000792359
(File No. 333-168474)

Ladies and Gentlemen:

          Pursuant to Rule 497 of the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the final form of the prospectus/proxy statement and Statement of Additional Information for The Phoenix Edge Series Fund (the “Fund”), relating to the acquisition of the assets of Phoenix Multi-Sector Short Term Bond Series, a series of the Fund, by and in exchange for shares of Phoenix Multi-Sector Fixed Income Series, a series of the Fund.

          Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1203.

Very truly yours,

/s/ Virginia S. Barry
Virginia S. Barry

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq